Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PLAN INVESTMENT FUND INC
Entity Central Index Key	0000774412
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000003007
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Trading Symbol	PIFXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pif.com/fund/government-portfolio. You can also request this information by contacting us at (800) 621-9215.
Additional Information Phone Number	(800) 621-9215
Additional Information Website	www.pif.com/fund/government-portfolio
Expenses [Text Block]

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIFXX	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Updated Performance Information Location [Text Block]

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/government-portfolio.

AssetsNet	$ 1,595,697,708
Holdings Count | Holding	89
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

June 30, 2025
Total Net Assets	$1,595,697,708
# of Portfolio Holdings	89

Holdings [Text Block]

Portfolio Composition

% of Total Investments
Value	Value
Repurchase Agreements	39.2%
U.S. Government Sponsored Agency Obligations	31.7%
U.S. Treasury Obligations	29.1%

Updated Prospectus Web Address	www.pif.com/fund/government-portfolio
C000003006
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Trading Symbol	PIMXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Money Market Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pif.com/fund/money-market-portfolio. You can also request this information by contacting us at (800) 621-9215.
Additional Information Phone Number	(800) 621-9215
Additional Information Website	www.pif.com/fund/money-market-portfolio
Expenses [Text Block]

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMXX	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Updated Performance Information Location [Text Block]

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/money-market-portfolio.

AssetsNet	$ 171,891,245
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

June 30, 2025
Total Net Assets	$171,891,245
# of Portfolio Holdings	159

Holdings [Text Block]

Portfolio Composition

% of Total Investments

Value	Value
Repurchase Agreements	36.5%
Commercial Paper	32.1%
Bank Obligations - Certificate of Deposit	22.2%
Time Deposits	4.7%
Tender Option Bonds	3.1%
Variable Rate Demand Notes	0.6%
U.S. Treasury Obligations	0.5%
Non-U.S. Sub-Sovereign	0.3%

Updated Prospectus Web Address	www.pif.com/fund/money-market-portfolio